Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Jan. 31, 2025	Dec. 31, 2024	Nov. 30, 2024	Oct. 31, 2024	Sep. 30, 2024	Aug. 31, 2024	Jul. 31, 2024	Jun. 30, 2024	May 31, 2024	Apr. 30, 2024	Mar. 31, 2024	Feb. 29, 2024	Jan. 31, 2024	Dec. 31, 2023	Nov. 30, 2023	Oct. 31, 2023	Sep. 30, 2023	Aug. 31, 2023	Jul. 31, 2023	Jun. 30, 2023	May 31, 2023	Apr. 30, 2023	Mar. 31, 2023	Feb. 28, 2023	Jan. 31, 2023	Dec. 31, 2022	Nov. 30, 2022	Oct. 31, 2022	Sep. 30, 2022	Aug. 31, 2022	Jul. 31, 2022	Jun. 30, 2022	May 31, 2022	Apr. 30, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Dec. 31, 2021	Nov. 30, 2021	Oct. 31, 2021	Sep. 30, 2021	Aug. 31, 2021	Jul. 31, 2021	Jun. 30, 2021	May 31, 2021	Apr. 30, 2021	Mar. 31, 2021	Feb. 28, 2021	Jan. 31, 2021	Dec. 31, 2020	Nov. 30, 2020	Oct. 31, 2020	Sep. 30, 2020	Sep. 10, 2020	Aug. 31, 2020	Jul. 31, 2020	Jun. 30, 2020	May 31, 2020	Apr. 30, 2020	Mar. 31, 2020	Feb. 29, 2020	Jan. 31, 2020	Dec. 31, 2019	Nov. 30, 2019	Oct. 31, 2019	Sep. 30, 2019	Aug. 31, 2019	Jul. 31, 2019	Jun. 30, 2019	May 31, 2019	Apr. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Jan. 31, 2019	Dec. 31, 2018	Nov. 30, 2018	Oct. 31, 2018	Sep. 30, 2018	Aug. 31, 2018	Jul. 31, 2018	Jun. 30, 2018	May 31, 2018	Apr. 30, 2018	Mar. 31, 2018	Feb. 28, 2018	Jan. 31, 2018	Dec. 31, 2017	Nov. 30, 2017	Oct. 31, 2017	Sep. 30, 2017	Aug. 31, 2017	Jul. 31, 2017	Jun. 30, 2017	May 31, 2017	Apr. 30, 2017	Mar. 31, 2017	Feb. 28, 2017	Jan. 31, 2017	Dec. 31, 2016	Nov. 30, 2016	Oct. 31, 2016	Sep. 30, 2016	Aug. 31, 2016	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Apr. 30, 2016	Mar. 31, 2016	Feb. 29, 2016	Jan. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Oct. 31, 2015	Sep. 30, 2015	Aug. 31, 2015	Jul. 31, 2015	Jun. 30, 2015	May 31, 2015	Apr. 30, 2015	Mar. 31, 2015	Feb. 28, 2015	Jan. 31, 2015
C000136710
Account Value [Line Items]
Line Graph and Table Measure Name	A with Sales Charge
Account Value	$ 16,263	$ 15,925	$ 15,809	$ 15,617	$ 15,431	$ 15,196	$ 14,947	$ 14,849	$ 14,840	$ 14,750	$ 14,763	$ 14,252	$ 13,882	$ 13,782	$ 13,414	$ 12,994	$ 12,978	$ 13,055	$ 13,348	$ 13,006	$ 12,548	$ 12,371	$ 12,313	$ 12,506	$ 12,622	$ 12,221	$ 12,102	$ 11,331	$ 11,261	$ 11,774	$ 11,596	$ 11,787	$ 12,549	$ 12,719	$ 12,776	$ 13,236	$ 13,670	$ 13,804	$ 13,511	$ 13,873	$ 13,964	$ 14,060	$ 13,657	$ 13,571	$ 13,517	$ 13,352	$ 12,965	$ 13,020	$ 12,964	$ 12,933	$ 12,647	$ 12,213	$ 12,222		$ 12,493	$ 12,338	$ 12,029	$ 11,604	$ 10,917	$ 10,834	$ 12,708	$ 12,788	$ 12,672	$ 12,294	$ 12,282	$ 12,191	$ 12,079	$ 12,310	$ 12,108	$ 11,782	$ 11,790	$ 11,722	$ 11,654	$ 11,545	$ 11,198	$ 11,122	$ 11,173	$ 11,154	$ 11,239	$ 11,579	$ 11,408	$ 11,573	$ 11,804	$ 11,825	$ 11,759	$ 11,792	$ 11,624	$ 11,537	$ 11,433	$ 11,369	$ 11,228	$ 11,136	$ 11,044	$ 10,993	$ 10,863	$ 10,635	$ 10,525	$ 10,219	$ 10,124	$ 10,049	$ 10,204	$ 10,186	$ 10,028	$ 9,779	$ 9,607	$ 9,531	$ 9,529	$ 9,253	$ 8,924	$ 8,858	$ 9,176	$ 9,457	$ 9,387	$ 9,176	$ 9,398	$ 9,597	$ 9,675	$ 9,786	$ 9,747	$ 9,563	$ 9,642	$ 9,528
C000136711
Account Value [Line Items]
Line Graph and Table Measure Name	C with Sales Charge
C000136712
Account Value [Line Items]
Line Graph and Table Measure Name	R5
Account Value	$ 442,562	433,342	429,984	425,273	419,534	413,060	406,758	403,990	403,067	400,554	401,344	386,816	377,209	373,943	363,797	352,296	352,309	354,264	362,103	352,179	339,673	335,275	333,135	338,272	341,299	330,449	327,057	306,155	304,171	317,950	313,077	318,138	339,086	343,134	345,046	357,362	368,980	372,145	364,513	374,192	376,112	379,055	368,111	365,721	364,169	359,617	348,683	350,464	348,746	347,910	339,962	328,172	327,839		335,017	330,857	322,760	310,869	292,756	290,422	340,501	342,228	339,128	329,208	328,351	325,817	322,733	328,769	323,666	314,974	315,147	313,239	311,341	308,302	298,712	296,465	297,388	297,133	299,297	308,222	303,563	307,504	313,869	314,309	312,157	313,253	308,703	305,981	303,435	301,650	297,485	294,959	292,722	290,972	287,750	281,611	278,327	270,230	267,694	265,529	269,851	268,983	264,733	258,073	253,462	251,374	251,236	243,869	235,209	233,396	241,662	248,979	247,041	241,409	247,176	252,314	254,283	257,104	256,017	251,091	252,830	250,000
C000136714
Account Value [Line Items]
Line Graph and Table Measure Name	Y
Account Value	$ 175,713	171,814	170,489	168,631	166,353	163,793	161,301	160,208	159,842	158,848	159,170	153,416	149,615	148,319	144,305	139,752	139,765	140,549	143,665	139,736	134,782	133,041	132,196	134,240	135,449	131,143	129,807	121,515	120,732	126,207	124,279	126,291	134,614	136,227	136,992	141,889	146,509	147,765	144,749	148,602	149,371	150,547	146,207	145,266	144,657	142,857	138,522	139,239	138,565	138,233	135,092	130,417	130,453		133,309	131,649	128,434	123,715	116,367	115,445	135,355	136,053	134,820	130,893	130,555	129,702	128,476	130,867	128,691	125,244	125,324	124,572	123,965	122,623	118,808	117,943	118,458	118,225	119,093	122,787	120,937	122,372	124,907	125,093	124,369	124,684	123,009	121,930	120,799	120,097	118,568	117,572	116,570	116,001	114,722	112,286	110,979	107,634	106,745	105,884	107,496	107,276	105,590	102,946	101,115	100,288	100,242	97,315	93,863	93,150	96,587	99,412	98,754	96,512	98,821	100,772	101,689	102,818	102,384	100,421	101,124	100,000
C000136713
Account Value [Line Items]
Line Graph and Table Measure Name	Investor
C000221417
Account Value [Line Items]
Line Graph and Table Measure Name	A with Sales Charge
Account Value	$ 9,284	9,231	9,374	9,278	9,475	9,372	9,210	9,040	8,925	8,789	9,003	8,911	9,009	9,012	8,660	8,311	8,440	8,652	8,687	8,682	8,709	8,796	8,731	8,563	8,744	8,477	8,474	8,220	8,349	8,689	8,890	8,681	8,841	8,851	9,189	9,449	9,560	9,741	9,764	9,730	9,735	9,819	9,823	9,723	9,636	9,591	9,508	9,590	9,723	9,768	9,707	9,589	9,636	$ 9,625
C000221418
Account Value [Line Items]
Line Graph and Table Measure Name	C with Sales Charge
C000221416
Account Value [Line Items]
Line Graph and Table Measure Name	Y
Account Value	$ 97,722	97,143	98,629	97,483	99,645	98,533	96,788	94,987	93,750	92,188	94,378	93,388	94,401	94,408	90,709	87,033	88,360	90,668	91,023	90,841	91,099	91,991	91,292	89,520	91,390	88,587	88,642	85,867	87,189	90,724	92,807	90,603	92,253	92,340	95,849	98,531	99,675	101,541	101,762	101,380	101,412	102,263	102,292	101,189	100,297	99,808	98,921	99,753	101,121	101,565	100,915	99,663	100,137	100,000
C000221415
Account Value [Line Items]
Line Graph and Table Measure Name	R6
AMERICAN BEACON INDEX: Bloomberg Global-Aggregate Total Return I
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global-Aggregate Total Return Index Value Hedged USD
Account Value	$ 12,024	11,977	12,070	11,928	12,092	11,953	11,824	11,599	11,500	11,399	11,585	11,482	11,561	11,584	11,225	10,852	10,930	11,121	11,135	11,132	11,138	11,182	11,125	10,884	11,060	10,811	10,940	10,668	10,705	11,060	11,357	11,075	11,245	11,261	11,572	11,827	11,986	12,177	12,227	12,140	12,172	12,288	12,313	12,162	12,103	12,076	12,044	12,092	12,283	12,349	12,311	12,242	12,241		12,196	12,285	12,152	12,092	12,058	11,866	12,053	11,908	11,697	11,721	11,734	11,755	11,809	11,547	11,457	11,299	11,139	11,132	10,936	10,923	10,808	10,655	10,603	10,623	10,664	10,632	10,629	10,609	10,569	10,609	10,522	10,545	10,621	10,598	10,581	10,537	10,586	10,490	10,456	10,485	10,424	10,354	10,359	10,271	10,308	10,280	10,453	10,555	10,556	10,562	10,499	10,303	10,260	10,242	10,159	10,062	9,917	9,944	9,939	9,907	9,849	9,875	9,778	9,901	9,942	9,998	9,941	10,000
AMERICAN BEACON INDEX: Bloomberg Global-Aggregate Total Return I
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global-Aggregate Total Return Index Value Hedged USD
Account Value	$ 12,024	11,977	12,070	11,928	12,092	11,953	11,824	11,599	11,500	11,399	11,585	11,482	11,561	11,584	11,225	10,852	10,930	11,121	11,135	11,132	11,138	11,182	11,125	10,884	11,060	10,811	10,940	10,668	10,705	11,060	11,357	11,075	11,245	11,261	11,572	11,827	11,986	12,177	12,227	12,140	12,172	12,288	12,313	12,162	12,103	12,076	12,044	12,092	12,283	12,349	12,311	12,242	12,241		12,196	12,285	12,152	12,092	12,058	11,866	12,053	11,908	11,697	11,721	11,734	11,755	11,809	11,547	11,457	11,299	11,139	11,132	10,936	10,923	10,808	10,655	10,603	10,623	10,664	10,632	10,629	10,609	10,569	10,609	10,522	10,545	10,621	10,598	10,581	10,537	10,586	10,490	10,456	10,485	10,424	10,354	10,359	10,271	10,308	10,280	10,453	10,555	10,556	10,562	10,499	10,303	10,260	10,242	10,159	10,062	9,917	9,944	9,939	9,907	9,849	9,875	9,778	9,901	9,942	9,998	9,941	10,000
AMERICAN BEACON INDEX: Bloomberg Global-Aggregate Total Return I
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global-Aggregate Total Return Index Value Hedged USD
Account Value	$ 300,590	299,430	301,745	298,203	302,294	298,826	295,589	289,987	287,492	284,971	289,634	287,045	289,028	289,596	280,628	271,300	273,240	278,035	278,384	278,294	278,460	279,561	278,129	272,096	276,506	270,281	273,509	266,712	267,628	276,504	283,916	276,864	281,130	281,518	289,293	295,667	299,652	304,436	305,675	303,510	304,306	307,207	307,823	304,044	302,569	301,895	301,108	302,299	307,075	308,732	307,786	306,039	306,017		304,903	307,129	303,809	302,300	301,446	296,644	301,333	297,690	292,413	293,014	293,358	293,865	295,233	288,686	286,432	282,472	278,464	278,299	273,402	273,074	270,212	266,364	265,067	265,586	266,606	265,789	265,716	265,222	264,235	265,222	263,041	263,636	265,531	264,939	264,529	263,418	264,639	262,249	261,390	262,124	260,603	258,848	258,967	256,769	257,708	257,004	261,320	263,878	263,910	264,044	262,476	257,573	256,489	256,054	253,963	251,545	247,919	248,591	248,477	247,674	246,213	246,881	244,459	247,519	248,549	249,947	248,522	250,000
AMERICAN BEACON INDEX: Bloomberg Global-Aggregate Total Return I
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global-Aggregate Total Return Index Value Hedged USD
Account Value	$ 120,236	119,772	120,698	119,281	120,918	119,530	118,235	115,995	114,997	113,988	115,854	114,818	115,611	115,838	112,251	108,520	109,296	111,214	111,354	111,318	111,384	111,824	111,252	108,838	110,602	108,112	109,403	106,685	107,051	110,602	113,566	110,746	112,452	112,607	115,717	118,267	119,861	121,774	122,270	121,404	121,722	122,883	123,129	121,618	121,027	120,758	120,443	120,919	122,830	123,493	123,114	122,416	122,407		121,961	122,852	121,523	120,920	120,578	118,657	120,533	119,076	116,965	117,205	117,343	117,546	118,093	115,475	114,573	112,989	111,386	111,320	109,361	109,230	108,085	106,546	106,027	106,235	106,642	106,316	106,287	106,089	105,694	106,089	105,216	105,454	106,212	105,975	105,812	105,367	105,856	104,900	104,556	104,850	104,241	103,539	103,587	102,708	103,083	102,801	104,528	105,551	105,564	105,618	104,990	103,029	102,595	102,421	101,585	100,618	99,167	99,436	99,391	99,069	98,485	98,752	97,784	99,007	99,420	99,979	99,409	100,000
AMERICAN BEACON INDEX: Bloomberg Global-Aggregate Total Return I
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg Global-Aggregate Total Return Index Value Hedged USD
Account Value	$ 12,024	11,977	12,070	11,928	12,092	11,953	11,824	11,599	11,500	11,399	11,585	11,482	11,561	11,584	11,225	10,852	10,930	11,121	11,135	11,132	11,138	11,182	11,125	10,884	11,060	10,811	10,940	10,668	10,705	11,060	11,357	11,075	11,245	11,261	11,572	11,827	11,986	12,177	12,227	12,140	12,172	12,288	12,313	12,162	12,103	12,076	12,044	12,092	12,283	12,349	12,311	12,242	12,241		12,196	12,285	12,152	12,092	12,058	11,866	12,053	11,908	11,697	11,721	11,734	11,755	11,809	11,547	11,457	11,299	11,139	11,132	10,936	10,923	10,808	10,655	10,603	10,623	10,664	10,632	10,629	10,609	10,569	10,609	10,522	10,545	10,621	10,598	10,581	10,537	10,586	10,490	10,456	10,485	10,424	10,354	10,359	10,271	10,308	10,280	10,453	10,555	10,556	10,562	10,499	10,303	10,260	10,242	10,159	10,062	9,917	9,944	9,939	9,907	9,849	9,875	9,778	9,901	9,942	9,998	9,941	10,000
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 9,249	9,200	9,353	9,256	9,491	9,365	9,233	9,022	8,937	8,788	9,016	8,934	9,062	9,087	8,752	8,373	8,507	8,729	8,785	8,791	8,822	8,919	8,866	8,646	8,876	8,611	8,650	8,343	8,452	8,834	9,091	8,874	9,015	8,958	9,311	9,577	9,685	9,898	9,924	9,895	9,897	9,984	10,003	9,892	9,823	9,791	9,714	9,837	9,981	10,053	10,040	9,942	9,987	10,000
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 9,249	9,200	9,353	9,256	9,491	9,365	9,233	9,022	8,937	8,788	9,016	8,934	9,062	9,087	8,752	8,373	8,507	8,729	8,785	8,791	8,822	8,919	8,866	8,646	8,876	8,611	8,650	8,343	8,452	8,834	9,091	8,874	9,015	8,958	9,311	9,577	9,685	9,898	9,924	9,895	9,897	9,984	10,003	9,892	9,823	9,791	9,714	9,837	9,981	10,053	10,040	9,942	9,987	10,000
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 92,491	92,003	93,534	92,555	94,909	93,655	92,328	90,221	89,375	87,885	90,162	89,337	90,617	90,867	87,517	83,725	85,068	87,286	87,847	87,908	88,223	89,194	88,657	86,460	88,755	86,106	86,496	83,428	84,523	88,340	90,909	88,740	90,155	89,577	93,110	95,771	96,852	98,984	99,238	98,945	98,973	99,837	100,027	98,921	98,231	97,911	97,144	98,372	99,814	100,534	100,396	99,420	99,866	100,000
AMERICAN BEACON INDEX: Bloomberg US Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg US Aggregate Bond Index
Account Value	$ 9,249	9,200	9,353	9,256	9,491	9,365	9,233	9,022	8,937	8,788	9,016	8,934	9,062	9,087	8,752	8,373	8,507	8,729	8,785	8,791	8,822	8,919	8,866	8,646	8,876	8,611	8,650	8,343	8,452	8,834	9,091	8,874	9,015	8,958	9,311	9,577	9,685	9,898	9,924	9,895	9,897	9,984	10,003	9,892	9,823	9,791	9,714	9,837	9,981	10,053	10,040	9,942	9,987	$ 10,000
AMERICAN BEACON INDEX: JPMorgan® EMBI ("JPM EMBI") Global Diversified Index
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> EMBI ("JPM EMBI") Global Diversified Index
Account Value	$ 13,681	13,487	13,679	13,518	13,754	13,505	13,199	12,957	12,877	12,649	12,918	12,653	12,531	12,660	12,088	11,440	11,597	11,907	12,089	11,862	11,603	11,670	11,608	11,497	11,757	11,396	11,359	10,557	10,541	11,258	11,365	11,046	11,778	11,775	12,472	12,585	13,467	13,861	13,670	13,926	13,922	14,217	14,079	14,020	13,918	13,772	13,474	13,605	13,961	14,114	13,851	13,337	13,341		13,593	13,523	13,039	12,596	11,876	11,615	13,482	13,614	13,409	13,145	13,207	13,170	13,231	13,133	12,975	12,549	12,497	12,467	12,292	12,171	11,657	11,501	11,550	11,805	11,629	11,834	11,539	11,678	11,789	11,963	11,928	12,170	12,175	12,086	12,080	12,036	12,034	11,825	11,727	11,743	11,641	11,470	11,427	11,202	11,043	10,898	11,363	11,506	11,459	11,258	11,059	10,698	10,717	10,530	10,197	10,007	10,025	10,167	10,172	9,901	10,030	10,122	10,073	10,232	10,272	10,107	10,085	10,000
AMERICAN BEACON INDEX: JPMorgan® EMBI ("JPM EMBI") Global Diversified Index
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> EMBI ("JPM EMBI") Global Diversified Index
Account Value	$ 13,681	13,487	13,679	13,518	13,754	13,505	13,199	12,957	12,877	12,649	12,918	12,653	12,531	12,660	12,088	11,440	11,597	11,907	12,089	11,862	11,603	11,670	11,608	11,497	11,757	11,396	11,359	10,557	10,541	11,258	11,365	11,046	11,778	11,775	12,472	12,585	13,467	13,861	13,670	13,926	13,922	14,217	14,079	14,020	13,918	13,772	13,474	13,605	13,961	14,114	13,851	13,337	13,341		13,593	13,523	13,039	12,596	11,876	11,615	13,482	13,614	13,409	13,145	13,207	13,170	13,231	13,133	12,975	12,549	12,497	12,467	12,292	12,171	11,657	11,501	11,550	11,805	11,629	11,834	11,539	11,678	11,789	11,963	11,928	12,170	12,175	12,086	12,080	12,036	12,034	11,825	11,727	11,743	11,641	11,470	11,427	11,202	11,043	10,898	11,363	11,506	11,459	11,258	11,059	10,698	10,717	10,530	10,197	10,007	10,025	10,167	10,172	9,901	10,030	10,122	10,073	10,232	10,272	10,107	10,085	10,000
AMERICAN BEACON INDEX: JPMorgan® EMBI ("JPM EMBI") Global Diversified Index
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> EMBI ("JPM EMBI") Global Diversified Index
Account Value	$ 342,033	337,186	341,966	337,945	343,852	337,619	329,971	323,918	321,936	316,235	322,940	316,327	313,263	316,497	302,197	286,000	289,925	297,669	302,215	296,549	290,074	291,748	290,205	287,436	293,925	284,901	283,972	263,935	263,534	281,444	284,128	276,146	294,442	294,364	311,795	314,625	336,665	346,522	341,739	348,143	348,058	355,426	351,972	350,511	347,958	344,306	336,842	340,119	349,029	352,859	346,285	333,424	333,524		339,814	338,076	325,975	314,908	296,893	290,372	337,048	340,339	335,229	328,616	330,187	329,262	330,769	328,318	324,379	313,717	312,434	311,675	307,306	304,271	291,414	287,535	288,755	295,120	290,723	295,843	288,471	291,950	294,719	299,070	298,197	304,250	304,381	302,161	302,009	300,892	300,860	295,627	293,169	293,584	291,014	286,741	285,663	280,050	276,068	272,445	284,068	287,638	286,482	281,444	276,465	267,445	267,924	263,261	254,936	250,167	250,628	254,166	254,312	247,529	250,762	253,060	251,823	255,808	256,808	252,681	252,131	250,000
AMERICAN BEACON INDEX: JPMorgan® EMBI ("JPM EMBI") Global Diversified Index
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> EMBI ("JPM EMBI") Global Diversified Index
Account Value	$ 136,813	134,875	136,786	135,178	137,541	135,048	131,988	129,567	128,774	126,494	129,176	126,531	125,305	126,599	120,879	114,400	115,970	119,068	120,886	118,619	116,030	116,699	116,082	114,974	117,570	113,960	113,589	105,574	105,414	112,577	113,651	110,459	117,777	117,746	124,718	125,850	134,666	138,609	136,696	139,257	139,223	142,170	140,789	140,205	139,183	137,722	134,737	136,047	139,612	141,143	138,514	133,370	133,409		135,926	135,231	130,390	125,963	118,757	116,149	134,819	136,135	134,092	131,447	132,075	131,705	132,307	131,327	129,752	125,487	124,973	124,670	122,923	121,708	116,566	115,014	115,502	118,048	116,289	118,337	115,389	116,780	117,888	119,628	119,279	121,700	121,752	120,865	120,804	120,357	120,344	118,251	117,268	117,434	116,405	114,696	114,265	112,020	110,427	108,978	113,627	115,055	114,593	112,577	110,586	106,978	107,170	105,304	101,974	100,067	100,251	101,667	101,725	99,011	100,305	101,224	100,729	102,323	102,723	101,072	100,852	100,000
AMERICAN BEACON INDEX: JPMorgan® EMBI ("JPM EMBI") Global Diversified Index
Account Value [Line Items]
Line Graph and Table Measure Name	JPMorgan<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> EMBI ("JPM EMBI") Global Diversified Index
Account Value	$ 13,681	$ 13,487	$ 13,679	$ 13,518	$ 13,754	$ 13,505	$ 13,199	$ 12,957	$ 12,877	$ 12,649	$ 12,918	$ 12,653	$ 12,531	$ 12,660	$ 12,088	$ 11,440	$ 11,597	$ 11,907	$ 12,089	$ 11,862	$ 11,603	$ 11,670	$ 11,608	$ 11,497	$ 11,757	$ 11,396	$ 11,359	$ 10,557	$ 10,541	$ 11,258	$ 11,365	$ 11,046	$ 11,778	$ 11,775	$ 12,472	$ 12,585	$ 13,467	$ 13,861	$ 13,670	$ 13,926	$ 13,922	$ 14,217	$ 14,079	$ 14,020	$ 13,918	$ 13,772	$ 13,474	$ 13,605	$ 13,961	$ 14,114	$ 13,851	$ 13,337	$ 13,341		$ 13,593	$ 13,523	$ 13,039	$ 12,596	$ 11,876	$ 11,615	$ 13,482	$ 13,614	$ 13,409	$ 13,145	$ 13,207	$ 13,170	$ 13,231	$ 13,133	$ 12,975	$ 12,549	$ 12,497	$ 12,467	$ 12,292	$ 12,171	$ 11,657	$ 11,501	$ 11,550	$ 11,805	$ 11,629	$ 11,834	$ 11,539	$ 11,678	$ 11,789	$ 11,963	$ 11,928	$ 12,170	$ 12,175	$ 12,086	$ 12,080	$ 12,036	$ 12,034	$ 11,825	$ 11,727	$ 11,743	$ 11,641	$ 11,470	$ 11,427	$ 11,202	$ 11,043	$ 10,898	$ 11,363	$ 11,506	$ 11,459	$ 11,258	$ 11,059	$ 10,698	$ 10,717	$ 10,530	$ 10,197	$ 10,007	$ 10,025	$ 10,167	$ 10,172	$ 9,901	$ 10,030	$ 10,122	$ 10,073	$ 10,232	$ 10,272	$ 10,107	$ 10,085	$ 10,000